Vanguard® Real Estate II Index Fund
Schedule of Investments (unaudited)
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (95.3%)
Diversified REITs (3.0%)
WP Carey Inc.	1,184,999	90,415
STORE Capital Corp.	1,551,433	49,336
Broadstone Net Lease Inc.	1,039,802	17,822
Essential Properties Realty Trust Inc.	805,480	17,334
Alexander & Baldwin Inc.	447,132	8,710
American Assets Trust Inc.	315,812	8,678
Global Net Lease Inc.	636,656	7,799
Empire State Realty Trust Inc. Class A	868,905	6,404
iStar Inc.	508,751	5,332
Armada Hoffler Properties Inc.	416,519	4,869
Gladstone Commercial Corp.	238,013	4,187
One Liberty Properties Inc.	103,430	2,331
		223,217
Health Care REITs (7.5%)
Welltower Inc.	2,789,297	170,259
Ventas Inc.	2,455,951	96,101
Healthpeak Properties Inc.	3,315,344	78,673
Healthcare Realty Trust Inc. Class A	2,339,089	47,554
Omega Healthcare Investors Inc.	1,445,220	45,929
Medical Properties Trust Inc.	3,687,788	42,225
Physicians Realty Trust	1,384,660	20,853
Sabra Health Care REIT Inc.	1,418,447	19,376
National Health Investors Inc.	281,571	15,965
CareTrust REIT Inc.	596,525	11,143
LTC Properties Inc.	242,678	9,384
Community Healthcare Trust Inc.	146,399	5,065
Universal Health Realty Income Trust	80,697	3,928
Global Medical REIT Inc.	381,395	3,486
Diversified Healthcare Trust	1,474,227	2,005
		571,946
Hotel & Resort REITs (3.0%)
Host Hotels & Resorts Inc.	4,392,036	82,922
Ryman Hospitality Properties Inc.	321,931	28,626
Apple Hospitality REIT Inc.	1,335,658	22,866
Sunstone Hotel Investors Inc.	1,321,795	14,738
Park Hotels & Resorts Inc.	1,033,314	13,516
Pebblebrook Hotel Trust	806,817	12,941
RLJ Lodging Trust	1,025,636	12,482
DiamondRock Hospitality Co.	1,294,635	12,092
Xenia Hotels & Resorts Inc.	702,136	11,993
Service Properties Trust	1,013,059	8,216

		Shares	Market Value ($000)
	Summit Hotel Properties Inc.	656,059	5,668
*	Chatham Lodging Trust	284,374	3,688
			229,748
Industrial REITs (11.8%)
	Prologis Inc.	5,670,526	628,011
	Rexford Industrial Realty Inc.	1,013,963	56,052
	EastGroup Properties Inc.	256,032	40,118
	First Industrial Realty Trust Inc.	811,238	38,639
	STAG Industrial Inc.	1,101,427	34,794
	Americold Realty Trust Inc.	1,404,592	34,061
	Terreno Realty Corp.	464,126	26,520
	Innovative Industrial Properties Inc.	171,786	18,570
	LXP Industrial Trust	1,760,561	17,042
	Plymouth Industrial REIT Inc.	246,775	4,551
	Industrial Logistics Properties Trust	401,052	1,877
			900,235
Office REITs (5.8%)
	Alexandria Real Estate Equities Inc.	952,776	138,438
	Boston Properties Inc.	914,816	66,507
	Kilroy Realty Corp.	645,335	27,582
	Vornado Realty Trust	1,001,996	23,637
	Cousins Properties Inc.	913,576	21,707
	Douglas Emmett Inc.	1,079,676	18,992
	Corporate Office Properties Trust	690,385	18,399
	Highwoods Properties Inc.	645,995	18,236
	Equity Commonwealth	692,698	18,121
[1]	SL Green Realty Corp.	393,860	15,628
	JBG SMITH Properties	682,906	13,440
	Hudson Pacific Properties Inc.	887,822	9,802
	Easterly Government Properties Inc. Class A	529,324	9,205
	Piedmont Office Realty Trust Inc. Class A	757,146	7,912
*	Veris Residential Inc.	474,937	7,518
	Paramount Group Inc.	1,077,849	6,974
	Brandywine Realty Trust	1,052,494	6,904
	Office Properties Income Trust	297,923	4,558
	Orion Office REIT Inc.	347,177	3,253
	City Office REIT Inc.	266,983	2,835
	Franklin Street Properties Corp.	633,494	1,825
			441,473
Residential REITs (14.3%)
	AvalonBay Communities Inc.	859,080	150,442
	Equity Residential	2,194,949	138,326
	Invitation Homes Inc.	3,749,990	118,837
	Mid-America Apartment Communities Inc.	709,193	111,662
	Sun Communities Inc.	747,227	100,764
	Essex Property Trust Inc.	401,421	89,212
	UDR Inc.	1,956,300	77,782
	Camden Property Trust	621,731	71,841
	Equity LifeStyle Properties Inc.	1,085,699	69,441
	American Homes 4 Rent Class A	1,922,371	61,401
	Apartment Income REIT Corp. Class A	965,464	37,103
	Independence Realty Trust Inc.	1,359,121	22,779
	Elme Communities	537,269	10,256
	Apartment Investment & Management Co. Class A	939,170	7,457
	Centerspace	94,531	6,551
	NexPoint Residential Trust Inc.	141,923	6,472

		Shares	Market Value ($000)
	UMH Properties Inc.	316,482	5,551
			1,085,877
Retail REITs (12.4%)
	Realty Income Corp.	3,696,263	230,166
	Simon Property Group Inc.	2,019,340	220,068
	Kimco Realty Corp.	3,797,661	81,194
	Regency Centers Corp.	953,202	57,678
	National Retail Properties Inc.	1,080,843	45,428
	Federal Realty Investment Trust	439,235	43,476
	Brixmor Property Group Inc.	1,839,900	39,208
	Spirit Realty Capital Inc.	825,398	32,050
	Agree Realty Corp.	461,978	31,738
	Kite Realty Group Trust	1,346,252	26,440
	Phillips Edison & Co. Inc.	700,111	21,101
	Macerich Co.	1,319,758	14,689
	SITE Centers Corp.	1,181,939	14,632
	Tanger Factory Outlet Centers Inc.	640,935	11,543
	Retail Opportunity Investments Corp.	763,700	11,058
	InvenTrust Properties Corp.	413,977	10,432
	Urban Edge Properties	721,481	10,187
	Acadia Realty Trust	582,639	8,140
	Getty Realty Corp.	244,290	7,693
	Necessity Retail REIT Inc. Class A	820,008	5,609
	NETSTREIT Corp.	294,286	5,539
	RPT Realty	523,523	4,869
	Saul Centers Inc.	88,200	3,612
	Urstadt Biddle Properties Inc. Class A	185,762	3,481
	Alexander's Inc.	14,158	3,326
[1]	CBL & Associates Properties Inc.	78,372	2,252
*,2	Spirit MTA REIT	257,871	—
			945,609
Specialized REITs (37.5%)
	American Tower Corp.	2,803,549	580,867
	Crown Castle Inc.	2,660,679	354,562
	Equinix Inc.	559,274	316,795
	Public Storage	970,615	300,648
	VICI Properties Inc.	5,916,865	189,458
	SBA Communications Corp. Class A	662,535	178,818
	Digital Realty Trust Inc.	1,749,177	175,355
	Extra Space Storage Inc.	825,050	146,397
	Weyerhaeuser Co.	4,574,457	141,488
	Iron Mountain Inc.	1,785,352	89,393
	Gaming & Leisure Properties Inc.	1,569,627	78,670
	CubeSmart	1,379,029	57,740
	Life Storage Inc.	518,364	57,336
	Lamar Advertising Co. Class A	534,981	49,341
	Rayonier Inc.	899,061	30,298
	National Storage Affiliates Trust	534,417	22,798
	PotlatchDeltic Corp.	496,010	22,068
	EPR Properties	460,434	17,773
	Outfront Media Inc.	856,208	15,455
	Four Corners Property Trust Inc.	493,772	12,651
	Uniti Group Inc.	1,457,514	11,310
	Gladstone Land Corp.	200,114	4,072
	Safehold Inc.	114,503	3,349
			2,856,642
Total Equity Real Estate Investment Trusts (REITs) (Cost $6,780,076)			7,254,747

			Shares	Market Value ($000)
Real Estate Management & Development (4.5%)
Diversified Real Estate Activities (0.1%)
		St. Joe Co.	199,188	7,077
		RMR Group Inc. Class A	94,966	2,599
				9,676
Real Estate Development (0.2%)
*		Howard Hughes Corp.	236,656	14,519
*		Forestar Group Inc.	121,609	1,408
				15,927
Real Estate Operating Companies (0.4%)
		Kennedy-Wilson Holdings Inc.	762,042	12,657
		DigitalBridge Group Inc.	917,684	11,746
*,1		WeWork Inc.	1,079,743	2,775
*		Seritage Growth Properties Class A	215,171	2,309
*		FRP Holdings Inc.	37,535	2,276
				31,763
Real Estate Services (3.8%)
*		CBRE Group Inc. Class A	2,008,434	142,478
*		Jones Lang LaSalle Inc.	300,286	47,773
*		Zillow Group Inc. Class C	993,949	30,673
*		Zillow Group Inc. Class A	370,923	11,473
*		Cushman & Wakefield plc	901,307	10,410
		Newmark Group Inc. Class A	1,002,382	8,210
*		Opendoor Technologies Inc.	2,492,260	6,455
		Marcus & Millichap Inc.	155,303	5,721
		eXp World Holdings Inc.	415,772	5,492
*		Anywhere Real Estate Inc.	724,893	5,386
*		Compass Inc. Class A	1,450,895	3,830
*		Redfin Corp.	593,898	2,857
		RE/MAX Holdings Inc. Class A	118,517	2,306
		Douglas Elliman Inc.	450,529	2,082
*,1		Offerpad Solutions Inc.	348,555	340
*		Doma Holdings Inc.	606,478	329
				285,815
Total Real Estate Management & Development (Cost $503,973)				343,181
		Coupon
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund (Cost $17,879)	3.117%	178,842	17,881
Total Investments (100.1%) (Cost $7,301,928)				7,615,809
Other Assets and Liabilities—Net (-0.1%)				(4,514)
Net Assets (100%)				7,611,295
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,273,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $5,570,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Americold Realty Trust Inc.	1/31/23	GSI	5,800	(3.436)	256	—
Park Hotels & Resorts Inc.	1/31/23	GSI	4,952	(3.436)	275	—
					531	—
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.
At October 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $540,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	7,597,928	—	—	7,597,928
Temporary Cash Investments	17,881	—	—	17,881
Total	7,615,809	—	—	7,615,809

Derivative Financial Instruments
Assets
Swap Contracts	—	531	—	531